Segment Information	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2012
Segment Information
19.	Segment information:

We operate under the following segments:

•	Helicopter Services;

•	Maintenance, repair and overhaul (“MRO”);

•	Corporate and other.

We have provided information on segment revenues and segment EBITDAR (adjusted) because these are the financial measures used by the Company’s chief operating decision maker in making operating decisions and assessing performance. Transactions between operating segments are at standard industry rates.

The Helicopter Services segment includes flying operations around the world serving offshore oil and gas, EMS/SAR and other industries. While management does not include aircraft lease and associated costs in an internal measure of profitability for the Helicopter Services segment, these costs are presented in the Helicopter Services column as they are most directly attributable to Helicopter Services operations and revenues.

The MRO segment includes facilities in Norway, Canada, Australia, Poland, and the US that provide helicopter repair and overhaul services for our fleet and for a growing external customer base in Europe, Asia and North America.

Corporate and other includes corporate office costs in various jurisdictions and is not considered a reportable segment.

	Nine months ended January 31, 2013
	Helicopter Services	MRO	Corporate and other	Inter-segment eliminations	Consolidated
Revenue from external customers	$1,203,471	$96,503	$4,720	$—	$1,304,694
Add: Inter-segment revenues	3,635	215,649	42	(219,326)	—

Total revenue	1,207,106	312,152	4,762	(219,326)	1,304,694
Direct costs (i)	(863,298)	(252,613)	(7,154)	219,326	(903,739)
Earnings from equity accounted investees	2,687	—	—	—	2,687
General and administration costs	—	—	(56,110)	—	(56,110)

Segment EBITDAR (adjusted) (ii)	346,495	59,539	(58,502)	—	347,532
Aircraft lease and associated costs	(149,390)	—	—	—	(149,390)
Amortization					(84,646)
Restructuring costs					(8,617)
Impairment of receivables and funded residual value guarantees					(1,036)
Impairment of intangible assets (iii)					(6,943)
Impairment of assets held for sale					(11,457)
Impairment of assets held for use					(4,724)
Loss on disposal of assets					(9,019)
Interest on long-term debt					(93,949)
Foreign exchange gain					7,015
Other financing charges					(22,465)
Income tax expense					(50,606)

Loss from continuing operations					(88,305)
Income from discontinued operations, net of tax					1,024

Net loss					$(87,281)

(i)	Direct costs in the segment information presented excludes aircraft lease and associated costs. In the consolidated statement of operations these costs are combined.
(ii)	Segment EBITDAR (adjusted) is defined as earnings before interest, taxes, depreciation, amortization and aircraft lease and associated costs or total revenue plus earnings from equity accounted investees less direct costs excluding aircraft lease and associated costs less general and administrative expenses.
(iii)	Impairment of intangible assets relates to the Corporate and other segment.

	Nine months ended January 31, 2012
	Helicopter services	MRO	Corporate and other	Inter-segment eliminations	Consolidated
Revenue from external customers	$1,131,879	$103,707	$3,996	$—	$1,239,582
Add: Inter-segment revenues	4,916	204,208	30	(209,154)	—

Total revenue	1,136,795	307,915	4,026	(209,154)	1,239,582
Direct costs (i)	(827,255)	(253,441)	(12,846)	209,154	(884,388)
Earnings from equity accounted investees	1,642	—	—	—	1,642
General and administration costs	—	—	(47,483)	—	(47,483)

Segment EBITDAR (adjusted) (ii)	311,182	54,474	(56,303)	—	309,353
Aircraft lease and associated costs	(128,968)	—	—	—	(128,968)
Amortization					(80,891)
Restructuring costs					(15,612)
Impairment of receivables and funded residual value guarantees					(161)
Impairment of intangible assets (iii)					(2,712)
Impairment of assets held for sale					(12,554)
Gain on disposal of assets					2,946
Interest on long-term debt					(89,256)
Foreign exchange loss					(7,798)
Other financing charges					(14,017)
Income tax recovery					1,882

Loss from continuing operations					(37,788)
Loss from discontinued operations, net of tax					(9,528)

Net loss					$(47,316)

(i)	Direct costs in the segment information presented excludes aircraft lease and associated costs. In the consolidated statement of operations these costs are combined.
(ii)	Segment EBITDAR (adjusted) is defined as earnings before interest, taxes, depreciation, amortization and aircraft lease and associated costs or total revenue plus earnings from equity accounted investees less direct costs excluding aircraft lease and associated costs less general and administrative expenses.
(iii)	Impairment of intangible assets relates to the Corporate and other segment.

27.	Segment information:

The Company operates under the following segments:

•	Helicopter Services;

•	Maintenance, repair and overhaul (“MRO”); and

•	Corporate and other.

The Company has provided information on segment revenues and segment EBITDAR (adjusted) because these are the financial measures used by the Company’s Chief operating decision maker in making operating decisions and assessing performance. Transactions between operating segments are at standard industry rates.

The Helicopter Services segment includes flying operations around the world serving offshore oil and gas, EMS/SAR and other industries.

The MRO segment includes facilities in Norway, Canada, Australia, and the US that provide helicopter repair and overhaul services for the Company’s fleet and for a growing external customer base in Europe, Asia and North America.

During 2011, the Company changed its internal structure resulting in the former European Operations and Global Operations segments being combined to form the Helicopter Services segment. In addition, the former Fleet segment was eliminated as the activities of this segment are now being managed as a cost centre as opposed to as a revenue generating division of the Company. While management does not include aircraft lease and associated costs in an internal measure of profitability for the Helicopter Services segment, these costs are now presented in the Helicopter Services column as they are most directly attributable to Helicopter Services operations and revenues.

Corporate and other includes corporate office costs in various jurisdictions and is not considered a reportable segment.

The accounting policies of the segments and the basis of accounting for transactions between segments are the same as those described in the summary of significant accounting policies.

	For the year ended April 30, 2012
	Helicopter services	MRO	Corporate and other	Inter-segment eliminations	Consolidated

Revenue from external customers	$1,520,223	$166,479	$5,837	$—	$1,692,539
Add: Inter-segment revenues	7,550	275,920	18	(283,488)	—

Total revenue	1,527,773	442,399	5,855	(283,488)	1,692,539
Direct costs (i)	(1,117,216)	(353,485)	(18,002)	283,488	(1,205,215)
Earnings from equity accounted investees	2,844	—	—	—	2,844
General and administrative	—	—	(69,590)	—	(69,590)

Segment EBITDAR (adjusted) (ii)	413,401	88,914	(81,737)	—	420,578

Aircraft lease and associated costs	(176,685)	—	—	—	(176,685)
Amortization					(112,967)
Restructuring costs					(22,511)
Recovery of receivables and funded residual value guarantees					272
Impairment of intangible assets					(4,218)
Impairment of assets held for sale					(13,469)
Gain on disposal of assets					8,169
Interest on long-term debt					(116,578)
Foreign exchange gain					1,795
Other financing charges					(15,062)
Income tax expense					(48,217)

Loss from continuing operations					(78,893)
Loss from discontinued operations, net of tax					(16,107)

Loss for the year					$(95,000)

Segment assets	$858,930	$392,150	$1,385,089	$—	$2,636,169
Segment assets - held-for-sale (note 7)	521	—	79,292	—	79,813

Total assets	$859,451	$392,150	$1,464,381	$—	$2,715,982

Segment capital asset expenditures	$11,762	$114,971	$249,891	$—	$376,624
Segment goodwill	433,811	—	—	—	433,811

(i)	Direct costs in the segment information presented excludes aircraft lease and associated costs. In the consolidated statement of operations these costs are combined.
(ii)	Segment EBITDAR (adjusted) is defined as revenues less directs costs, excluding aircraft lease and associated costs, general and administrative expenses plus earnings from equity accounted investees.

	For the year ended April 30, 2011
	Helicopter services	MRO	Corporate and other	Inter-segment eliminations	Consolidated

Revenue from external customers	$1,311,983	$129,222	$4,255	$—	$1,445,460
Add: Inter-segment revenues	7,508	238,397	617	(246,522)	—

Total revenue	1,319,491	367,619	4,872	(246,522)	1,445,460
Direct costs (i), (iii)	(951,268)	(324,057)	(18,049)	246,522	(1,046,852)
Earnings from equity accounted investees	2,159	—	—	—	2,159
General and administrative	—	—	(65,391)	—	(65,391)

Segment EBITDAR (adjusted) (ii)	370,382	43,562	(78,568)	—	335,376

Aircraft lease and associated costs	(164,828)	—	—	—	(164,828)
Amortization					(99,625)
Restructuring costs					(4,751)
Impairment of receivables and funded residual value guarantees					(1,919)
Impairment of intangible assets					(20,608)
Impairment of assets held for sale					(5,239)
Gain on disposal of assets					7,193
Interest on long-term debt					(91,462)
Foreign exchange gain					17,916
Other financing charges					(67,036)
Income tax recovery					32,916

Loss from continuing operations					(62,067)
Loss from discontinued operations, net of tax					(3,202)

Loss for the year					$(65,269)

Segment assets	$1,060,591	$404,940	$1,272,825	$—	$2,738,356
Segment assets - held-for-sale (note 7)	2,749	15,268	31,782	—	49,799

Total assets	$1,063,340	$420,208	$1,304,607	$—	$2,788,155

Segment capital asset expenditures	$12,105	$100,287	$116,412	$—	$228,804
Segment goodwill	448,121	—	—	—	448,121

(i)	Direct costs in the segment information presented excludes aircraft lease and associated costs. In the consolidated statement of operations these costs are combined.
(ii)	Segment EBITDAR (adjusted) is defined as revenues less directs costs, excluding aircraft lease and associated costs, general and administrative expenses plus earnings from equity accounted investees.
(iii)	Direct costs in the Corporate and other segment includes $10.2 million in the write-off of bid costs previously capitalized and other legal and consulting costs incurred in connection with the planned procurement of the UK Search and Rescue Helicopter Services.

	For the year ended April 30, 2010
	Helicopter services	MRO	Corporate and other	Inter-segment eliminations	Consolidated

Revenue from external customers	$1,186,898	$112,470	$14,198	$—	$1,313,566
Add: Inter-segment revenues	8,462	263,085	1	(271,548)	—

Total revenue	1,195,360	375,555	14,199	(271,548)	1,313,566
Direct costs (i)	(834,351)	(312,431)	(9,576)	271,548	(884,810)
Earnings from equity accounted investees	1,436	—	—	—	1,436
General and administrative	—	—	(61,157)	—	(61,157)

Segment EBITDAR (adjusted) (ii)	362,445	63,124	(56,534)	—	369,035

Aircraft lease and associated costs	(145,072)	—	—	—	(145,072)
Amortization					(77,738)
Restructuring costs					(4,855)
Impairment of receivables and funded residual value guarantees					(13,266)
Impairment of intangible assets					(53,903)
Impairment of assets held for sale					(26,585)
Impairment of property and equipment					(36,240)
Loss on disposal of assets					(2,686)
Interest on long-term debt					(69,520)
Foreign exchange gain					16,520
Other financing charges					(21,459)
Income tax expense					(9,297)

Loss from continuing operations					(75,066)
Loss from discontinued operations, net of tax					(1,436)

Loss for the year					$(76,502)

(i)	Direct costs in the segment information presented excludes aircraft lease and associated costs. In the consolidated statement of operations these costs are combined.
(ii)	Segment EBITDAR (adjusted) is defined as revenues less directs costs, excluding aircraft lease and associated costs, general and administrative expenses plus earnings from equity accounted investees.

Geographic information:

	Revenue For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Canada	$13,914	$12,671	$16,386
United Kingdom	262,592	243,921	251,627
Norway	531,452	452,578	405,258
Africa	60,503	56,361	54,776
Australia	213,970	137,639	126,992
Denmark	29,538	29,108	29,535
The Netherlands	94,663	95,835	119,234
Brazil	210,347	163,928	105,856
Asia	93,782	107,305	93,671
Other European countries	139,955	112,188	49,539
Other countries	41,823	33,926	60,692

Consolidated total	$1,692,539	$1,445,460	$1,313,566

Revenues are attributed to countries based on the location of the customer for MRO services and the location of service for helicopter flying services.

The Company provides services across different geographic areas to many customers. In the year ended April 30, 2012, revenue from two customers (2011 – one customer) was greater than 10% of the Company’s revenue, contributing $450.5 million (2011 – $249.9 million, 2010 – $152.6 million) in Helicopter Services. As at April 30, 2012, these two customers had outstanding accounts receivable balances of $24.4 million.

	Property and equipment		Goodwill
	April 30, 2012	April 30, 2011	April 30, 2012	April 30, 2011

Canada	$62,425	$91,779	$10,857	$11,149
United Kingdom	60,323	75,879	87,800	93,087
Norway	525,470	532,338	39,716	43,526
Africa	55,247	95,138	9,794	10,470
Australia	111,920	97,954	19,523	20,425
Denmark	685	744	1,076	1,199
The Netherlands	9,450	19,466	36,179	40,446
Asia	43,084	46,035	16,100	16,100
Other European countries	58,852	58,686	7,045	7,873
Other countries	99,404	115,480	205,721	203,846

Consolidated total	$1,026,860	$1,133,499	$433,811	$448,121

Property and equipment is attributed to countries based on the physical location of the asset at the fiscal year end.